Ranges of Significant Unobservable Inputs Used to Value Level Three Financial Instruments (Detail) (Fair Value Measurements Using Level 3, Debt Securities)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount for lack of marketability	25.00%	25.00%
Significant unobservable inputs, valuation technique	Discount for lack of marketability	Discount for lack of marketability
Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Price/Sales per share ratio	200.00%	250.00%
Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Price/Sales per share ratio	1400.00%	590.00%